Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2019
Registrant Name	DIREXION FUNDS
Entity Central Index Key	0001040587
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 20, 2019
Document Effective Date	Dec. 27, 2019
Prospectus Date	Dec. 27, 2019
Hilton Tactical Income Fund | Institutional Class
Prospectus:
Trading Symbol	HCYIX
Hilton Tactical Income Fund | Investor Class
Prospectus:
Trading Symbol	HCYAX
Direxion Monthly High Yield Bull 1.2x Fund | Investor Class
Prospectus:
Trading Symbol	DXHYX
Direxion Monthly NASDAQ-100(R) Bull 1.25X Fund | Investor Class
Prospectus:
Trading Symbol	DXNLX
Direxion Monthly NASDAQ-100(R) Bear 1.25X Fund | Investor Class
Prospectus:
Trading Symbol	DXNSX
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund | Investor Class
Prospectus:
Trading Symbol	DXLTX
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund | Investor Class
Prospectus:
Trading Symbol	DXSTX
Direxion Monthly S&P 500(R) Bull 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXSLX
Direxion Monthly S&P 500(R) Bear 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXSSX
Direxion Monthly NASDAQ-100(R) Bull 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXQLX
Direxion Monthly Small Cap Bull 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXRLX
Direxion Monthly Small Cap Bear 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXRSX
Direxion Monthly Emerging Markets Bull 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXELX
Direxion Monthly 7-10 Year Treasury Bull 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXKLX
Direxion Monthly 7-10 Year Treasury Bear 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXKSX